Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets
	Patents	Computer Software	Total
	(in thousands)
	£	£	£
Cost:
At December 31, 2018	3,524	158	3,682
Additions	999	216	1,215
At December 31, 2019	4,523	374	4,897
Accumulated amortization:
At December 31, 2018	498	62	560
Charge for the year	308	69	377
At December 31, 2019	806	131	937
Cost:
At December 31, 2019	4,523	374	4,897
Additions	1,262	9	1,271
At December 31, 2020	5,785	383	6,168
Accumulated amortization:
At December 31, 2019	806	131	937
Charge for the year	383	95	478
At December 31, 2020	1,189	226	1,415
Net book value:
At December 31, 2020	4,596	157	4,753
At December 31, 2019	3,717	243	3,960